Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Commissions paid	$ (25,795)	$ (16,643)	$ (15,202)
Bunkers	(234,910)	(118,446)	(101,795)
Other voyage related expenses	(101,450)	(39,221)	(25,093)
Total voyage expenses and commissions	$ (362,155)	$ (174,310)	$ (142,090)